Notes Payable - Related Party (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Nov. 30, 2015
Notes Payable - Related Party Details Narrative
Interest expense	$ 719	$ 5,626	$ 7,257